Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Details
Interest Income	$ 66,133,832	$ 59,093,608
Interest Expense	6,278,364	5,503,225
NET INTEREST INCOME	59,855,468	53,590,383
Provision for loan losses	16,456,849	6,593,962
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	43,398,619	46,996,421
NET INSURANCE INCOME
Premiums and Commissions	14,103,952	13,047,509
Insurance Claims and Expenses	5,422,259	4,204,534
Total Net Insurance Income	8,681,693	8,842,975
OTHER REVENUE	1,476,848	1,125,078
OTHER OPERATING EXPENSES:
Personnel Expense	28,118,964	29,149,660
Occupancy Expense	4,353,707	4,376,644
Other Expense	14,283,333	11,430,111
Operating Expenses, Total	46,756,004	44,956,415
INCOME BEFORE INCOME TAXES	6,801,156	12,008,059
Provision for Income Taxes	737,250	879,680
Net Income (Loss)	$ 6,063,906	$ 11,128,379
BASIC AND DILUTED EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 35.67	$ 65.46